UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21248

Morgan Stanley Allocator Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: January 31, 2009

Date of reporting period: April 30, 2008

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of
Regulation S-X is as follows:

Morgan Stanley Allocator Fund

Portfolio of Investments April 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (74.6%)
	Advertising/Marketing Services (1.1%)
13,286	Omnicom Group, Inc.	$634,274

	Aerospace & Defense (0.8%)
2,093	Northrop Grumman Corp.	153,982
4,772	Raytheon Co.	305,265
		459,247
	Aluminum (0.8%)
6,650	Alcoa, Inc.	231,287
5,500	Aluminum Corp. of China Ltd. (ADR) (China)	235,510
		466,797
	Automotive Aftermarket (0.5%)
10,580	Goodyear Tire & Rubber Co. (The)*	283,332

	Biotechnology (3.4%)
12,502	Celgene Corp.*	776,874
21,814	Gilead Sciences, Inc.*	1,129,093
		1,905,967
	Chemicals: Major Diversified (1.2%)
16,121	Dow Chemical Co. (The)	647,258

	Computer Communications (1.5%)
33,278	Cisco Systems, Inc.*	853,248

	Computer Peripherals (0.4%)
12,911	EMC Corp.*	198,829

	Computer Processing Hardware (1.8%)
4,325	Apple Inc.*	752,334
13,048	Dell Inc.*	243,084
		995,418
	Data Processing Services (0.2%)
5,159	Metavante Technologies, Inc.*	121,605

	Department Stores (0.6%)
6,755	Kohl's Corp.*	329,982

	Discount Stores (1.1%)
8,362	Costco Wholesale Corp.	595,793

	Electric Utilities (0.5%)
5,800	American Electric Power Co., Inc.	258,854

	Electrical Products (0.5%)
4,892	Emerson Electric Co.	255,656

	Electronics/Appliances (1.5%)
18,567	Sony Corp. (ADR) (Japan)	850,183

	Financial Conglomerates (3.0%)
11,715	American Express Co.	562,554
14,841	Citigroup, Inc.	375,032
15,160	JPMorgan Chase & Co.	722,374
		1,659,960
	Food: Major Diversified (3.6%)
17,652	Kellogg Co.	903,253
35,457	Kraft Foods Inc. (Class A)	1,121,505
		2,024,758
	Forest Products (1.1%)
9,376	Weyerhaeuser Co.	598,939

	Home Building (1.6%)
20,800	Gafisa S.A. (ADR) (Brazil)*	905,840

	Household/Personal Care (1.5%)
11,729	Colgate-Palmolive Co.	829,240

	Information Technology Services (1.8%)
8,450	International Business Machines Corp.	1,019,915

	Integrated Oil (4.5%)
10,282	Exxon Mobil Corp.	956,946
14,584	Hess Corp.	1,548,821
		2,505,767
	Internet Software/Services (1.1%)
1,091	Google Inc. (Class A)*	626,550

	Investment Banks/Brokers (3.9%)
31,826	Charles Schwab Corp. (The)	687,442
3,189	Goldman Sachs Group, Inc. (The)	610,279
7,800	Lazard Ltd. (Class A) (Bermuda)	305,292
8,643	NYSE Euronext	571,302
		2,174,315
	Major Banks (2.0%)
14,134	Bank of America Corp.	530,590
19,107	Wells Fargo & Co.	568,433
		1,099,023
	Marine Shipping (1.8%)
15,385	Tidewater, Inc.	1,003,410

	Media Conglomerates (0.7%)
25,739	Time Warner, Inc.	382,224

	Medical Specialties (6.6%)
10,065	Bard (C.R.), Inc.	947,821
21,140	Covidien Ltd.	987,027
20,191	St. Jude Medical, Inc.*	883,962
15,442	Thermo Fisher Scientific, Inc.*	893,629
		3,712,439
	Motor Vehicles (1.0%)
18,336	Honda Motor Co., Ltd. (ADR) (Japan)	582,168

	Oilfield Services/Equipment (3.9%)
24,941	Halliburton Co.	1,145,041
13,360	Smith International, Inc.	1,022,174
		2,167,215
	Other Transportation (0.1%)
38,000	Beijing Capital International Airport Co., Ltd. (China)	38,862

	Packaged Software (1.7%)
18,196	Microsoft Corp.	518,950
20,789	Oracle Corp.*	433,451
		952,401
	Pharmaceuticals: Major (2.9%)
13,644	Johnson & Johnson	915,376
36,061	Pfizer, Inc.	725,187
		1,640,563
	Precious Metals (0.7%)
10,245	Barrick Gold Corp. (Canada)	395,662

	Property - Casualty Insurers (1.1%)
12,031	Allstate Corp. (The)	605,881

	Pulp & Paper (1.7%)
22,700	AbitibiBowater, Inc.	224,049
28,080	MeadWestvaco Corp.	738,504
		962,553
	Recreational Products (0.8%)
24,180	Mattel, Inc.	453,375

	Restaurants (1.3%)
12,015	McDonald's Corp.	715,854

	Semiconductors (0.6%)
15,697	Intel Corp.	349,415

	Specialty Telecommunications (2.7%)
65,232	Citizens Communications Co.	699,287
67,149	Windstream Corp.	788,329
		1,487,616
	Steel (2.6%)
7,293	Nucor Corp.	550,622
5,866	United States Steel Corp.	903,071
		1,453,693
	Tobacco (4.0%)
15,061	Altria Group, Inc.	301,220
15,061	Philip Morris International Inc.*	768,563
22,269	UST, Inc.	1,159,547
		2,229,330
	Trucks/Construction/Farm Machinery (0.5%)
3,217	Caterpillar Inc.	263,408

	Total Common Stocks
	(Cost $38,514,409)	41,696,819

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	U.S. Government Obligations (7.3%)
	U.S. Treasury Bond
$50		4.50%	02/15/36	50,102
60		5.375	02/15/31	67,524
225		6.125	08/15/29	274,324
80		6.25	08/15/23	96,306
85		6.375	08/15/27	105,506
50		8.125	08/15/21	69,262
	U.S. Treasury Note
450		3.875	02/15/13	467,578
200		4.625	02/15/17	214,031
450		4.875	02/15/12	484,735
2,130		5.625	05/15/08	2,133,996
100		5.75	08/15/10	107,719
	Total U.S. Government Obligations (Cost $3,977,609)			4,071,083
	U.S. Government Agencies - Mortgage-Backed Securities (2.7%)
319	Federal Home Loan Mortgage Corp. Gold	5.50	12/01/37	321,582
	Federal National Mortgage Assoc.
320		5.00	04/01/38	314,900
499		5.50	03/01/38	502,300
305		7.00	07/01/29 - 12/01/35	324,132
49	Federal National Mortgage Assoc. (ARM)	6.797	07/01/36	50,276
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $1,508,928)			1,513,190

	Corporate Bonds (2.0%)
	Aerospace & Defense (0.0%)
13	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664	09/15/13	13,262

	Air Freight/Couriers (0.0%)
10	FedEx Corp.	7.25	02/15/11	10,543

	Beverages - Brewers (0.1%)
70	Coca-Cola Co. (The)	5.35	11/15/17	72,725

	Beverages: Alcoholic (0.1%)
15	FBG Finance Ltd. - 144A** (Australia)	5.125	06/15/15	14,770
15	Miller Brewing Co. - 144A**	4.25	08/15/08	15,037
				29,807
	Cable/Satellite TV (0.1%)
20	Comcast Cable Communications, Inc.	6.75	01/30/11	20,771
20	EchoStar DBS Corp.	6.375	10/01/11	19,950
				40,721
	Chemicals: Major Diversified (0.0%)
10	E.I. du Pont de Nemours & Co.	5.00	01/15/13	10,192
15	ICI Wilmington Inc.	4.375	12/01/08	15,035
				25,227
	Electric Utilities (0.1%)
5	Detroit Edison Co. (The)	6.125	10/01/10	5,241
10	Entergy Gulf States, Inc.	3.476	12/01/09	9,799
10	Entergy Gulf States, Inc.	3.60	06/01/08	9,983
10	Entergy Gulf States, Inc. - 144A**	3.74	12/08/08	10,022
10	Texas Eastern Transmission	7.00	07/15/32	10,423
				45,468
	Electronics/Appliances (0.0%)
10	LG Electronics Inc. - 144A** (South Korea)	5.00	06/17/10	9,913

	Finance/Rental/Leasing (0.1%)
15	Countrywide Home Loans, Inc. (Series MTN)	3.25	05/21/08	14,962
20	Nationwide Building Society - 144A** (United Kingdom)	4.25	02/01/10	19,691
15	SLM Corp.	4.00	01/15/10	13,608
				48,261
	Financial Conglomerates (0.2%)
50	American Express Co.	4.75	06/17/09	50,091
45	General Electric Capital Corp. (Series A)	5.45	01/15/13	46,546
5	Prudential Financial, Inc. (Series MTN)	6.625	12/01/37	4,955
				101,592

	Food: Major Diversified (0.0%)
10	ConAgra Foods, Inc.	7.00		10/01/28	9,983

	Gas Distributors (0.0%)
20	NiSource Finance Corp.	3.663		11/23/09	19,411

	Industrial Conglomerates (0.1%)
35	Honeywell International, Inc.	5.30		03/01/18	35,709

	Insurance Brokers/Services (0.2%)
100	Farmers Exchange Capital - 144A**	7.05		07/15/28	91,991

	Investment Banks/Brokers (0.1%)
55	Goldman Sachs Group Inc.	6.15		04/01/18	55,738

	Major Banks (0.2%)
25	MBNA Corp. (Series F)	3.525		05/05/08	25,001
90	Wachovia Corp.	5.30		10/15/11	90,350
					115,351
	Major Telecommunications (0.2%)
15	AT&T Corp.	8.00		11/15/31	18,094
15	France Telecom S.A. (France)	8.50		03/01/31	19,388
10	SBC Communications, Inc.	6.15		09/15/34	9,737
10	Sprint Capital Corp.	8.75		03/15/32	8,845
15	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	14,747
15	Telefonica Europe BV (Netherlands)	8.25		09/15/30	18,262
					89,073
	Managed Health Care (0.0%)
10	WellPoint, Inc.	4.25		12/15/09	9,952

	Motor Vehicles (0.0%)
5	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	5,792

	Multi-Line Insurance (0.1%)
35	AIG SunAmerica Global Financing VI - 144A**	6.30		05/10/11	36,224
10	American General Finance Corp. (Series I)	4.625		05/15/09	9,957
					46,181
	Other Metals/Minerals (0.0%)
15	Brascan Corp. (Canada)	7.125		06/15/12	15,324

	Property - Casualty Insurers (0.1%)
10	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	9,848
25	Xlliac Global Funding - 144A**	4.80		08/10/10	25,016
					34,864
	Restaurants (0.1%)
50	McDonald's Corp.	5.80		10/15/17	52,424

	Savings Banks (0.1%)
35	Household Finance Corp.	8.00		07/15/10	36,938
20	Sovereign Bancorp, Inc.	2.829		03/23/10	17,129
13	Washington Mutual Inc.	8.25		04/01/10	12,355
					66,422
	Trucks/Construction/Farm Machinery (0.1%)
75	Caterpillar Financial Services	4.50		06/15/09	75,637

	Total Corporate Bonds (Cost $1,134,852)				1,121,371

	Convertible Bonds (1.2%)
	Airlines (0.7%)
350	Continental Airlines Inc.	5.00		06/15/23	393,750

	Electronic Equipment/Instruments (0.5%)
300	JDS Uniphase Corp.	.00		11/15/10	294,750

	Total Convertible Bonds (Cost $591,331)				688,500

	Collateralized Mortgage Obligations (0.2%)
38	Greenpoint Mortgage Funding Trust 2006-AR2 3A2	3.215	+	03/25/36	23,587
32	Harborview Mortgage Loan Trust 2006-1 2A1A	3.04	+	03/19/37	25,174
33	Structured Asset Mortgage Investment Inc. 2006-AR1 2A2	3.205	+	02/25/36	20,626
44	Structured Asset Mortgage Investment Inc. 2006-AR2 A2	3.205	+	02/25/36	27,423
20	Washington Mutual Bank 2005-AR6, 2AB3	3.165	+	04/25/45	13,394
9	Washington Mutual Bank 2005-AR15 A1B1	3.145	+	11/25/45	8,387

	Total Collateralized Mortgage Obligations (Cost $175,339)				118,591

	Asset-Backed Security (0.0%)
	Finance/Rental/Leasing
25	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2 (Cost $24,968)	4.81	+	11/17/14	25,143

	Short-term Investments (12.4%)
	U.S. Government Obligation (a) (0.1%)
50	U.S. Treasury Bills*** (Cost $49,654)	1.60		10/09/08	49,642
NUMBER OF SHARES (000)
	Investment Company (b) (12.3%)
6,880	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $6,880,250)				6,880,250

	Total Short-term Investments (Cost $6,929,904)				6,929,892

	Total Investments (Cost $52,857,340) (c) (d)			100.5%	56,164,589
	Liabialities in Excess of Other Assets			(0.5)	(255,762)
	Net Assets			100.0%	$55,908,827
______________

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage.
MTN	Medium-Term Note.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
***	A portion of this security has been physically segregated in connection with open future contracts in the amount of $22,000.
+	Variable rate security. Rate shown is the rate in effect at April 30, 2008.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(c)	Securities have been designated as collateral in amount equal to $2,520,406 in connection with open futures contracts.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2008 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at April 30, 2008 Using
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments In Securities	$56,164,589	$48,577,069	$7,587,520	—
Other Financial Instruments*	4,821	4,821	—	—
Total	$58,169,410	$48,581,890	$7,587,520	—

*     Other financial instruments include futures, forwards and swap contracts.

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE, if developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (9) investments in open-ended mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Futures Contracts Open at April 30, 2008

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
2	Long	U.S. Treasury Note 5 Year, June 2008	$223,969	$(306)
6	Long	U.S. Treasury Note 2 Year, June 2008	1,276,125	(4,337)
9	Long	U.S. Treasury Notes 10 Year, June 2008	1,042,313	9,464
	Net Unrealized Appreciation			$4,821

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Allocator Fund
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer June 19, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer June 19, 2008

3

Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Allocator Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 19, 2008

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

4

Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Allocator Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 19, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer

5